Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	4,240,869	4,939,344	4,305,980
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.22	$ 14.40	$ 14.49
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	2,208,070	2,988,713
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.96	$ 14.87
9.83 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	888,414
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.70
Weighted average remaining contractual life of outstanding share options	3 years 3 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	489,580
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.66
13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,505,546
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.55
Weighted average remaining contractual life of outstanding share options	3 years
Number of share options exercisable in share-based payment arrangement | shares	901,581
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.56
15.97 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	763,014
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.79
Weighted average remaining contractual life of outstanding share options	1 year 6 months
Number of share options exercisable in share-based payment arrangement | shares	733,014
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.82
24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	83,895
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 27.12
Weighted average remaining contractual life of outstanding share options	1 year 1 month 6 days
Number of share options exercisable in share-based payment arrangement | shares	83,895
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 27.12
Bottom of range [Member] | 9.83 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	9.83
Bottom of range [Member] | 13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	13.10
Bottom of range [Member] | 15.97 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
Bottom of range [Member] | 24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	24.72
Top of range [Member] | 9.83 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	12.97
Top of range [Member] | 13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	14.78
Top of range [Member] | 15.97 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	18.07
Top of range [Member] | 24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 27.77